FINANCIAL INSTRUMENTS - Carrying Value Versus Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 1,372.3	$ 1,245.4
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,358.2	1,219.9
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	4.8	11.0
Borrowings1 [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	774.3	772.8
Borrowings1 [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	774.3	772.8
Borrowings1 [Member] | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	0.0	0.0
Borrowings1 [Member] | Senior Debt Notes [Member] | Carrying amount
Disclosure of financial liabilities [line items]
Fair value	776.7	775.9
Borrowings1 [Member] | Senior Debt Notes [Member] | Fair value
Disclosure of financial liabilities [line items]
Fair value	$ 642.4	$ 797.5